Financial liabilities at fair value through profit and loss - Convertible Senior Secured Notes (Details) $ / shares in Units, £ in Thousands					6 Months Ended		12 Months Ended
	Jun. 26, 2026 USD ($)	May 27, 2026 USD ($)	May 20, 2026 USD ($)	Dec. 15, 2021 USD ($) shares	Jun. 30, 2026 GBP (£) shares	Jun. 30, 2026 USD ($)	Dec. 31, 2024 USD ($) shares	Jun. 30, 2026 $ / shares	Apr. 20, 2026 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 23, 2024 $ / shares
Financial liabilities at fair value through profit and loss
Aggregate purchase price | £					£ 7,719
Proceeds from issuance of Convertible Senior Secured Notes to related party | £					7,719
Financial liabilities at fair value through profit and loss category
Financial liabilities at fair value through profit and loss
Financial liabilities | £					93,444					£ 188,813
Series A Convertible Preferred Shares
Financial liabilities at fair value through profit and loss
Maximum value of preferred stock issuable									$ 250,000,000
Series A Convertible Preferred Shares | Financial liabilities at fair value through profit and loss category
Financial liabilities at fair value through profit and loss
Financial liabilities | £					1,799
Convertible Senior Secured Notes
Financial liabilities at fair value through profit and loss
Aggregate purchase price				$ 192,000,000
Proceeds from issuance of Convertible Senior Secured Notes to related party				192,000,000
Convertible Senior Secured Notes | Financial liabilities at fair value through profit and loss category
Financial liabilities at fair value through profit and loss
Financial liabilities | £					91,271					£ 188,526
Convertible Senior Secured Notes, additional facility under third supplemental indenture [Member]
Financial liabilities at fair value through profit and loss
Maximum value of additional convertible notes issuable									50,000,000
Convertible Senior Secured Notes, additional facility under third supplemental indenture [Member] | Mudrick capital
Financial liabilities at fair value through profit and loss
Aggregate purchase price	$ 5,000,000		$ 5,000,000
Maximum value of additional convertible notes issuable									50,000,000
Proceeds from issuance of Convertible Senior Secured Notes to related party	$ 5,000,000		$ 5,000,000
Convertible Senior Secured Notes, additional facility under third supplemental indenture, tranche III | Mudrick capital
Financial liabilities at fair value through profit and loss
Aggregate purchase price		$ 5,000,000
Financial liabilities | £					£ 0
Proceeds from issuance of Convertible Senior Secured Notes to related party		5,000,000
Mudrick capital | Convertible Senior Secured Notes
Financial liabilities at fair value through profit and loss
Principal amount				200,000,000
Aggregate purchase price				$ 192,000,000
Convertible shares | shares				1,818,182	47,246,903
Conversion rate (in shares) | shares				9.09091
Convertible senior secured notes principal amount, per instrument				$ 1,000
Ordinary shares | shares							47,343,585
Cash and cash equivalents | £					£ 7,534
Proceeds from issuance of Convertible Senior Secured Notes to related party				$ 192,000,000
Mudrick capital | Convertible Senior Secured Notes, additional facility under third supplemental indenture [Member]
Financial liabilities at fair value through profit and loss
Aggregate purchase price						$ 10,000,000
Conversion price (Per share price) | $ / shares								$ 3.5
Maximum value of additional convertible notes issuable									50,000,000
Maximum value of additional convertible notes issuable, per month									$ 5,000,000
Proceeds from issuance of Convertible Senior Secured Notes to related party						$ 10,000,000
Mudrick capital | Convertible Senior Secured Notes, additional facility under third supplemental indenture, tranche III
Financial liabilities at fair value through profit and loss
Financial liabilities | £					£ 0
Notice for drawdown of funds given		$ 5,000,000
Interest paid in cash | Mudrick capital | Convertible Senior Secured Notes
Financial liabilities at fair value through profit and loss
Interest rate (in percent)											10.00%
Interest paid in cash | Mudrick capital | Convertible Senior Secured Notes, additional facility under third supplemental indenture [Member]
Financial liabilities at fair value through profit and loss
Interest rate (in percent)					10.00%
First half of principal amount | Mudrick capital | Convertible Senior Secured Notes
Financial liabilities at fair value through profit and loss
Conversion price (Per share price) | $ / shares											$ 2.75
Principal amount							$ 130,000,000
Remaining half of principal amount | Mudrick capital | Convertible Senior Secured Notes
Financial liabilities at fair value through profit and loss
Conversion price (Per share price) | $ / shares											$ 3.5
Interest paid in-kind and semi-annually in arrears | Mudrick capital | Convertible Senior Secured Notes
Financial liabilities at fair value through profit and loss
Interest rate (in percent)				9.00%							12.00%
Interest paid in-kind and semi-annually in arrears | Mudrick capital | Convertible Senior Secured Notes, additional facility under third supplemental indenture [Member]
Financial liabilities at fair value through profit and loss
Interest rate (in percent)					12.00%